Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of Detailed Information about Non Cash Transaction
a.	Non-cash transactions

	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Additions of financial assets at FVTOCI	$253,613.9	$45,126.2	$62,779.0
Discontinuation of significant influence from investment accounted for using the equity method	-	-	(10.7)
Conversion of convertible bonds into equity securities	-	-	(145.1)
Exchange of equity instruments	(106.2)	-	-
Changes in accrued expenses and other current liabilities	2,381.0	9,440.5	128.8

Payments for acquisition of financial assets at FVTOCI	$255,888.7	$54,566.7	$62,752.0

Disposal of financial assets at FVTOCI	$251,201.4	$43,130.9	$35,346.9
Changes in other financial assets	3,509.3	1,832.5	351.7
Exchange of equity instruments	(106.2)	-	-

Proceeds from disposal of financial assets at FVTOCI	$254,604.5	$44,963.4	$35,698.6

Additions of property, plant and equipment	$835,406.3	$1,139,892.1	$897,557.1
Changes in other financial assets	1,934.0	5,730.1	44.5
Exchange of assets	(3,256.5)	(275.6)	(78.0)
Changes in payables to contractors and equipment suppliers	5,153.3	(60,638.2)	40,750.2
Changes in accrued expenses and other current liabilities	-	630.6	17,832.8
Transferred to initial carrying amount of hedged items	(41.4)	-	39.9
Capitalized interests	-	(2,666.9)	(6,329.7)

Payments for acquisition of property, plant and equipment	$839,195.7	$1,082,672.1	$949,816.8

Schedule of Liabilities Arising From Financing Activities
b.	Reconciliation of liabilities arising from financing activities

			Non-cash Changes
	Balance as of January 1, 2021	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of December 31, 2021
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Short-term loans	$88,559.0	$35,668.4	$(8,777.5)	$-	$(528.6)	$114,921.3
Bonds payable	256,705.1	361,255.1	(3,646.9)	-	157.3	614,470.6
Long-term bank loans	1,967.6	1,510.0	-	-	(1.8)	3,475.8
Lease liabilities	22,388.6	(2,178.3)	(82.3)	2,619.4	193.3	22,940.7

Total	$369,620.3	$396,255.2	$(12,506.7)	$2,619.4	$(179.8)	$755,808.4

			Non-cash Changes
	Balance as of January 1, 2022	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of December 31, 2022
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Short-term loans	$114,921.3	$(111,960.0)	$(2,372.0)	$-	$(589.3)	$-
Bonds payable	614,470.6	193,479.3	44,183.1	-	303.4	852,436.4
Long-term bank loans	3,475.8	2,503.3	-	-	(5.2)	5,973.9
Lease liabilities	22,940.7	(2,690.8)	137.2	11,713.4	267.1	32,367.6

Total	$755,808.4	$81,331.8	$41,948.3	$11,713.4	$(24.0)	$890,777.9

			Non-cash changes
	Balance as of January 1, 2023	Financing Cash Flow	Foreign Exchange Movement	Leases Modifications	Other Changes (Note)	Balance as of December 31, 2023
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Hedging financial liabilities- bank loans	$-	$27,908.6	$(618.2)	$-	$-	$27,290.4
Bonds payable	852,436.4	67,511.3	587.7	-	362.1	920,897.5
Long-term bank loans	5,973.9	693.1	-	-	11.6	6,678.6
Lease liabilities	32,367.6	(3,228.3)	(31.7)	2,002.8	382.0	31,492.4

Total	$890,777.9	$92,884.7	$(62.2)	$2,002.8	$755.7	$986,358.9

Note:	Other changes include amortization of bonds payable, amortization of long-term bank loan interest subsidy, financial cost of lease liabilities and discounts on short-term loans.